NOTE 1 - Organization and Summary of Significant Accounting Policies: Inventories (Policies)	12 Months Ended
Sep. 30, 2020
Policies
Inventories

Inventories – Inventories, consisting primarily of injection molded Reel Guards and Adhesive Strips, are stated at the lower of cost or net realizable value, with cost determined using primarily the first-in-first-out (FIFO) method. The Company purchased substantially all inventories from one supplier, and has been dependent on this supplier for all inventory purchases since we commenced operations. The Company has $2,106 and $2,154 in finished goods and $2,596 and $2,596 in raw materials for the years ended September 30, 2020 and 2019, respectively.